Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 2,307	$ 2,274
Share-based payments	269	280
Key management personnel compensation	$ 2,576	$ 2,554